Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Risk Management [Abstract]
Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables	The Company is exposed to credit risk on its bank balances and trade and other receivables as follows:
	June 30, 2025		December 31, 2024
	USD	AED	AED
Cash at bank (note 10)	4,236,013	15,554,642	36,785
Trade receivables (note 8)	19,617	72,033	88,463
Other receivables (excluding prepaid expenses and advances) (note 9)	162,335	596,094	609,379
	4,417,965	16,222,769	734,627

Schedule of Maturities of Financial Liabilities

The table below summarizes the maturities of the Company financial liabilities at June 30, 2025 and December 31 2024.

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
June 30, 2025
Due to related parties (note 11)	624,721	-	624,721
Trade and other payables (note 13)	1,025,162	-	1,025,162
Lease liability (note 15)	733,289	158,184	891,473
Amount in AED	2,383,172	158,184	2,541,356
Amount in USD	649,012	43,078	692,090

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2024
Due to related parties (note 11)	21,241,387	-	21,241,387
Trade and other payables (note 13)	3,214,271	-	3,214,271
Lease liability (note 15)	876,818	504,048	1,380,866
Amount in AED	25,332,476	504,048	25,836,524

(*)	There are no liabilities more than five years.